MFS® Total Return Fund
MFS® Total Return Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Total Return Fund	A		T	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		2.50%	none	none	none	none	none	none	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none	none	4.00%	1.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Total Return Fund	A	T	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Management Fee	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none	0.25%	1.00%	1.00%
Other Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.05%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.73%	0.73%	1.48%	1.48%	0.48%	1.48%	0.98%	0.73%	0.48%	0.40%	0.78%	1.53%	1.53%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Total Return Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	645	795	958	1,429
T	323	478	646	1,134
B	551	768	1,008	1,565
C	251	468	808	1,768
I	49	154	269	604
529A	650	810	983	1,486
529B	556	783	1,034	1,621
529C	256	483	834	1,824
R1	151	468	808	1,768
R2	100	312	542	1,201
R3	75	233	406	906
R4	49	154	269	604
R6	41	128	224	505

Expense Example No Redemption - MFS® Total Return Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	151	468	808	1,565
C	151	468	808	1,768
529B	156	483	834	1,621
529C	156	483	834	1,824

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) invests the fund’s assets in equity securities and debt instruments. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, foreign government securities, and other obligations to repay money borrowed. MFS generally invests approximately 60% of the fund’s assets in equity securities and approximately 40% of the fund’s assets in debt instruments. These weightings do not reflect the fund’s cash balance and can vary over time due to market movements and cash flows.

Of the fund’s investments in equity securities, MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the equity portion of the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments are used by certain of the fund’s equity securities portfolio managers and may also be considered by the fund’s other portfolio managers.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was 11.56% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (12.37)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2017)
Average Annual Returns - MFS® Total Return Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
T	T Shares Returns Before Taxes	9.30%	8.82%	5.73%
B	B Shares Returns Before Taxes	7.30%	8.27%	5.36%
C	C Shares Returns Before Taxes	10.24%	8.56%	5.20%
I	I Shares Returns Before Taxes	12.38%	9.65%	6.26%
529A	529A Shares Returns Before Taxes	5.65%	8.05%	5.27%
529B	529B Shares Returns Before Taxes	7.24%	8.22%	5.29%
529C	529C Shares Returns Before Taxes	10.26%	8.50%	5.12%
R1	R1 Shares Returns Before Taxes	11.27%	8.55%	5.20%
R2	R2 Shares Returns Before Taxes	11.84%	9.10%	5.72%
R3	R3 Shares Returns Before Taxes	12.15%	9.38%	6.00%
R4	R4 Shares Returns Before Taxes	12.36%	9.65%	6.26%
R6	R6 Shares Returns Before Taxes	12.53%	9.75%	6.31%
A	A Shares Returns Before Taxes	5.71%	8.10%	5.34%
After Taxes on Distributions | A	A Shares Returns After Taxes on Distributions	4.16%	6.84%	4.41%
After Taxes on Distributions and Sale of Fund Shares | A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.18%	6.11%	4.02%
Standard & Poor’s 500 Stock Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) Standard & Poor’s 500 Stock Index	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%
MFS Total Return Blended Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) MFS Total Return Blended Index	14.21%	10.25%	6.98%

As of December 31, 2017, the MFS Total Return Blended Index (the “Blended Index”) consisted of the following indices and weightings: 60% Standard & Poor’s 500 Stock Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.  The components and weightings of the Blended Index may have differed during the period, and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.